Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues by geographic areas
	March 31, 2022		March 31, 2021
Top 5 International Markets:	Sales Amount (In USD)	As % of Sales	Sales Amount (In USD)	As % of Sales
China	$31,947,602	86.84%	$22,613,652	75.66%
US	2,724,103	7.41%	2,871,684	9.61%
Marshall Islands	719,831	1.96%	-	-
Australia	696,049	1.89%	338,447	1.13%
Taiwan	322,948	0.88%	345,189	1.15%
Other foreign countries	376,808	1.02%	3,718,271	12.44%